CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands, € in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets
Cash and cash equivalents	$ 1,334,700	$ 1,216,803	$ 372,162
Research and development incentive receivables - current		463	293
Financial assets - current	1,002,052	779,649	1,128,499
Prepaid expenses	58,946	27,913	10,136
Trade and other receivables	38,221	6,978	31,585
Inventories	109,076	25,195
Total current assets	2,542,971	2,057,001	1,542,675
Non-current assets
Other non-current assets	54,876	7,816	3,624
Research and development incentive receivables - non-current	32,707	20,626	9,624
Deferred tax asset	32,191	15,038
Property, plant and equipment	15,844	11,582	9,175
Intangible assets	171,684	167,344	45,117
Total non-current assets	307,303	222,406	67,540
TOTAL ASSETS	2,850,274	2,279,407	1,610,215
Equity
Share capital	6,233	5,744	5,209
Share premium	3,462,775	2,339,033	1,505,641
Translation differences	131,684	134,732	(27,541)
Accumulated losses	(1,400,197)	(991,932)	(383,477)
Other reserves	333,729	186,474	80,577
Total equity	2,534,224	1,674,051	1,180,409
Provisions for employee benefits	417	156	72
Lease liabilities - non-current	7,956	6,181	5,101
Deferred tax liabilities	6,438	1,487
Deferred revenue - non-current		269,039	244,937
Total non-current liabilities	14,811	276,863	250,110
Lease liabilities - current	3,509	3,476	2,218
Trade and other payables	293,415	275,192	95,827
Tax liabilities	4,315	3,497	386
Deferred revenue - current		46,328	81,265
Total current liabilities	301,239	328,493	179,696
Total liabilities	316,050	605,356	429,806
TOTAL EQUITY AND LIABILITIES	$ 2,850,274	$ 2,279,407	$ 1,610,215